TAXES - Schedule of Movement of the Valuation Allowance (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Income Tax Disclosure [Abstract]
Beginning balance	$ 335,547	$ 445,403
Current year addition (reduction)	103,272	(108,274)
Exchange difference	7,564	(1,582)
Ending balance	$ 446,383	$ 335,547